New Accounting Pronouncements - Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU on Condensed Consolidated Statement of Operations (Detail) - USD ($)
$ / shares in Units, $ in Millions
		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Revenues
Net sales		$ 7,579	$ 6,525		$ 13,879	$ 11,815	[1]
Finance, interest and other income		466	478		939	973	[1]
Total Revenues		8,045	7,003		14,818	12,788	[1]
Costs and Expenses
Cost of goods sold		6,188	5,393		11,444	9,875	[1]
Selling, general and administrative expenses		593	571		1,183	1,110	[1]
Research and development expenses		262	228		489	419	[1]
Restructuring expenses		5	12		8	24	[1]
Interest expense		192	233		392	452	[1]
Other, net		302	247		553	510	[1]
Total Costs and Expenses		7,542	6,684		14,069	12,390	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		503	319		749	398	[1]
Income tax (expense)		118	110		181	161	[1]
Equity in income of unconsolidated subsidiaries and affiliates		23	27		42	45	[1]
Net income	[2]	408	236	[1]	610	282	[1],[3]
Net income attributable to noncontrolling interests		12	5		18	8	[1]
Net income attributable to CNH Industrial N.V.		$ 396	$ 231		$ 592	$ 274	[1]
Earnings per share attributable to common shareholders
Basic		$ 0.29	$ 0.17		$ 0.43	$ 0.20	[1]
Diluted		0.29	0.17		0.43	0.20	[1]
Cash dividends declared per common share		$ 0.173	$ 0.118		$ 0.173	$ 0.118	[1]
Accounting Standards Update 2014-09 [Member]
Costs and Expenses
Net income						$ (14)
Adjustment Due to Adoption of ASC 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenues
Net sales			$ (130)			(224)
Finance, interest and other income			185			383
Total Revenues			55			159
Costs and Expenses
Cost of goods sold			(32)			(44)
Interest expense			(1)			(1)
Other, net			102			218
Total Costs and Expenses			69			173
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates			(14)			(14)
Income tax (expense)			(3)
Net income			(11)			(14)
Net income attributable to CNH Industrial N.V.			$ (11)			$ (14)
Earnings per share attributable to common shareholders
Basic			$ (0.01)			$ (0.01)
Diluted			$ (0.01)			$ (0.01)
AS Previously Report [Member]
Revenues
Net sales			$ 6,655			$ 12,039
Finance, interest and other income			293			590
Total Revenues			6,948			12,629
Costs and Expenses
Cost of goods sold			5,427			9,924
Selling, general and administrative expenses			575			1,117
Research and development expenses			228			419
Restructuring expenses			12			24
Interest expense			234			453
Other, net			139			280
Total Costs and Expenses			6,615			12,217
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates			333			412
Income tax (expense)			113			161
Equity in income of unconsolidated subsidiaries and affiliates			27			45
Net income			247			296
Net income attributable to noncontrolling interests			5			8
Net income attributable to CNH Industrial N.V.			$ 242			$ 288
Earnings per share attributable to common shareholders
Basic			$ 0.18			$ 0.21
Diluted			0.18			0.21
Cash dividends declared per common share			$ 0.118			$ 0.118
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Due to ASU 2017-07 [Member]
Costs and Expenses
Cost of goods sold			$ (2)			$ (5)
Selling, general and administrative expenses			(4)			(7)
Other, net			$ 6			$ 12

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income net of “Results from intersegment investments”. This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.
[3]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).